QUARTERLY FINANCIAL DATA. (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data

The Company's quarterly results of operations for the years ended December 31, 2018 and 2017 are as follows (in thousands).

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2018:
Net sales	$400,027	$410,522	$370,407	$334,415
Gross profit (loss)	$3,362	$(1,273)	$3,768	$(21,021)
Loss from operations	$(5,953)	$(10,171)	$(5,202)	$(30,211)
Net loss attributed to Pacific Ethanol, Inc.	$(7,841)	$(12,908)	$(7,514)	$(32,010)
Preferred stock dividends	$(312)	$(315)	$(319)	$(319)
Net loss available to common stockholders	$(8,153)	$(13,223)	$(7,833)	$(32,329)

Basic and diluted loss per common share	$(0.19)	$(0.31)	$(0.18)	$(0.74)

December 31, 2017:
Net sales	$386,340	$405,202	$445,442	$395,271
Gross profit (loss)	$(5,773)	$1,653	$12,065	$(2,014)
Income (loss) from operations	$(11,223)	$(7,109)	$3,345	$(10,598)
Net loss attributed to Pacific Ethanol, Inc.	$(12,636)	$(8,841)	$(202)	$(13,285)
Preferred stock dividends	$(312)	$(315)	$(319)	$(319)
Net loss available to common stockholders	$(12,948)	$(9,156)	$(521)	$(13,604)

Basic and diluted loss per common share	$(0.31)	$(0.22)	$(0.01)	$(0.32)